Note 2 - Accounts Receivable - Summary of Accounts Receivables (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Receivables gross	$ 1,052,000	$ 590,000
Less allowance for doubtful accounts	0	0
Total receivables, net	1,052,000	590,000
Healthcare Fees [Member]
Receivables gross	1,050,000	587,000
Other Receivable [Member]
Receivables gross	$ 2,000	$ 3,000